Segment Information - Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method (Detail) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 30, 2016
Disclosure of operating segments [line items]
Share of profit/(loss) from investments accounted for using the equity method	€ 499	€ 85		€ 136
Net income attributable to non-controlling interests	104	121	[1]	91	[1]
Fair value remeasurement of contingent consideration	117	(159)	[1]	(135)	[1]
Restructuring costs and similar items	(1,480)	(731)		(879)
Other gains and losses, and litigation	502	(215)	[1]	211	[1]	€ 211
Operating income	4,676	5,804	[1]	6,531	[1]
Financial expenses	(435)	(420)	[1]	(924)	[1]
Financial income	164	147	[1]	68	[1]
Income before tax and investments accounted for using the equity method	4,405	5,531		5,675
Operating Segments [member]
Disclosure of operating segments [line items]
Business operating income	8,884	9,323		9,284
Material reconciling items [member]
Disclosure of operating segments [line items]
Share of profit/(loss) from investments accounted for using the equity method	(423)	(214)		(179)
Net income attributable to non-controlling interests	106	125		113
Amortization and impairment of intangible assets	(2,888)	(2,159)		(1,884)
Fair value remeasurement of contingent consideration	117	(159)		(135)
Expenses arising from the impact of acquisitions on inventories	(114)	(166)
Restructuring costs and similar items	(1,480)	(731)		(879)
Other expenses related to business combinations	(28)
Other gains and losses, and litigation	€ 502	€ (215)		€ 211

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).